Commercial Agreement Assets	12 Months Ended
Dec. 31, 2025
Commercial Agreement Assets [Abstract]
Commercial Agreement Assets
7.	Commercial Agreement Assets

During the years ended December, 2021 and 2022, the Company recognized assets in connection with commercial agreements with Shopify , in which the Company granted warrants in exchange for the benefit of being an exclusive third-party provider of an end-to-end cross-border solution and for providing a white label solution for Shopify Managed Markets These assets represent the probable future economic benefits to be realized over a four-year expected benefit period and are valued based on the fair value of the vested warrants on the grant date. As of December 31, 2025, the Company recognized accumulated gross assets of $598.8 million associated with the fair value of the vested warrants.

During the year ended December 31, 2022, the Company granted Shopify warrants of up to an aggregate of 738,081 Ordinary Shares which will vest upon the achievements of certain performance milestones.

As of December 31, 2023, the first milestone has been completed and 246,027 warrants to Ordinary Shares were exercised by Shopify Inc for the price of $0.01 per share. As of December 31, 2024, the second and the third milestones have been completed, and 492,054 warrants to Ordinary Shares were exercised by Shopify Inc for the price of $0.01 per share.

As the Company estimated that all predetermined terms will be met, the Company recorded expenses related to this warrant to represent the probable future economic benefits to be realized over a four-year expected benefit period.

For the years ended December 31, 2023, 2024 and 2025, the Company recorded amortization expenses related to the commercial agreement assets of $150 million, $149 million and $66 million, respectively, in the Company’s consolidated statements of operations as a component of sales and marketing expense.

Shopify has undertaken, on behalf of itself and its affiliates, to not cast any votes with respect to Ordinary Shares which provide Shopify with voting power in excess of 10% of the Company’s issued and outstanding equity as of December 31, 2025.